Calvert
Moderate Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 98.9%(1)

Security	Shares	Value
Equity Funds — 65.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	266,758	$ 9,645,983
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	724,953	25,474,837
Calvert US Large-Cap Core Responsible Index Fund, Class R6	978,665	52,123,675
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	433,421	30,499,814
Calvert US Large-Cap Value Responsible Index Fund, Class R6	748,118	25,533,268
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	204,246	8,713,151
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	197,793	19,261,089
Calvert Focused Value Fund, Class R6	1,730,032	20,327,873
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,226,058	16,674,389
Calvert Emerging Markets Equity Fund, Class R6	389,436	7,827,659
Calvert International Equity Fund, Class R6	859,943	23,304,461
Calvert International Opportunities Fund, Class R6	574,586	10,716,032
Calvert Mid-Cap Fund, Class I	82,616	3,816,051
		$253,918,282
Income Funds — 33.2%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	773,956	$11,462,288
Calvert Floating-Rate Advantage Fund, Class R6	873,736	7,645,190
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,734,121	54,630,196
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,573,579	24,909,758
Calvert High Yield Bond Fund, Class R6	348,180	8,631,384
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,561,512	$ 15,396,503
Calvert Short Duration Income Fund, Class R6	244,501	3,882,680
Calvert Ultra-Short Duration Income Fund, Class R6	192,837	1,909,081
		$128,467,080
Total Mutual Funds (identified cost $304,223,790)		$382,385,362

Short-Term Investments — 0.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	3,509,536	$ 3,509,536
Total Short-Term Investments (identified cost $3,509,536)		$ 3,509,536
Total Investments — 99.8% (identified cost $307,733,326)		$385,894,898

Other Assets, Less Liabilities — 0.2%	$ 765,528
Net Assets — 100.0%	$386,660,426

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	20	Long	9/19/25	$2,309,375	$57,807
U.S. Ultra-Long Treasury Bond	23	Long	9/19/25	2,739,875	70,406
					$128,213
During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Moderate Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $385,894,898, which represents 99.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$36,175,482	$27,714,075	$ (8,684,777)	$ (116,705)	$ (457,879)	$ 54,630,196	$1,740,783	$ —	3,734,121
Core Bond Fund, Class I	16,312,233	14,555,382	(5,659,002)	(92,156)	(206,699)	24,909,758	677,832	—	1,573,579
Emerging Markets Advancement Fund, Class I	16,246,537	3,376,005	(5,001,996)	146,779	1,907,064	16,674,389	248,019	—	1,226,058
Emerging Markets Equity Fund, Class R6	7,474,633	1,231,196	(1,474,869)	112,870	483,829	7,827,659	42,481	—	389,436
Equity Fund, Class R6	20,229,043	1,354,654	(1,349,600)	14,219	(987,227)	19,261,089	75,358	1,279,296	197,793
Flexible Bond Fund, Class R6	12,076,185	949,430	(1,534,378)	(29,284)	335	11,462,288	456,217	—	773,956
Floating-Rate Advantage Fund, Class R6	13,182,736	539,232	(5,880,974)	(528,739)	332,935	7,645,190	539,162	—	873,736
Focused Value Fund, Class R6	21,579,119	1,528,287	(2,230,505)	266,787	(815,815)	20,327,873	247,427	578,545	1,730,032
High Yield Bond Fund, Class R6	13,249,014	4,230,624	(8,871,354)	(438,607)	461,707	8,631,384	305,711	—	348,180
International Equity Fund, Class R6	24,688,445	1,323,123	(2,993,220)	43,012	243,101	23,304,461	317,760	—	859,943
International Opportunities Fund, Class R6	14,307,153	662,701	(4,180,128)	283,767	(357,461)	10,716,032	342,267	—	574,586
International Responsible Index Fund, Class R6	20,527,180	5,969,637	(2,643,101)	70,130	1,550,991	25,474,837	558,770	—	724,953
Liquidity Fund, Institutional Class(1)	976,096	21,741,116	(19,207,676)	—	—	3,509,536	35,539	—	3,509,536
Mid-Cap Fund, Class I	4,114,314	178,840	(317,300)	53,827	(213,630)	3,816,051	8,831	130,691	82,616
Mortgage Access Fund, Class I	11,963,914	5,757,958	(2,178,426)	(24,579)	(122,364)	15,396,503	661,435	—	1,561,511
Short Duration Income Fund, Class R6	6,215,707	12,422,239	(14,740,269)	(154,456)	139,459	3,882,680	213,151	—	244,501
Small-Cap Fund, Class R6	11,121,015	2,555,138	(3,695,507)	480,539	(815,202)	9,645,983	23,344	89,177	266,758
Ultra-Short Duration Income Fund, Class R6	26,118,174	377,433	(24,556,648)	185,597	(215,475)	1,909,081	377,134	—	192,836
US Large-Cap Core Responsible Index Fund, Class R6	57,166,515	19,238,764	(24,977,196)	1,393,203	(697,611)	52,123,675	637,795	538,972	978,665

Calvert
Moderate Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class R6	$ 29,444,529	$ 4,432,152	$ (5,391,005)	$ 388,635	$ 1,625,503	$ 30,499,814	$ 186,464	$ 454,691	433,421
US Large-Cap Value Responsible Index Fund, Class R6	28,897,392	1,699,604	(4,953,503)	912,470	(1,022,695)	25,533,268	520,562	943,136	748,118
US Mid-Cap Core Responsible Index Fund, Class R6	9,207,011	2,399,040	(2,977,573)	633,004	(548,331)	8,713,151	77,817	—	204,246
Total				$ 3,600,313	$ 284,535	$385,894,898	$8,293,859	$4,014,508

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$382,385,362	$ —	$ —	$382,385,362
Short-Term Investments	3,509,536	—	—	3,509,536
Total Investments	$385,894,898	$ —	$ —	$385,894,898
Futures Contracts	$128,213	$ —	$ —	$128,213
Total	$386,023,111	$ —	$ —	$386,023,111
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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